Operating Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2022
Operating Expenses by Nature
Schedule of operating expenses by nature

For the years ended December 31	2022	2021
Employee costs[2,3]	$11,890	$8,401
Office, insurance and other expenses	4,113	2,352
Professional services[3]	2,115	1,832
Amortization	374	399
Total operating expenses	$18,492	$12,984

1.	Includes general administration costs and business development costs.
2.	Includes share-based compensation expense of $5,054 (2021: $2,337).
3.	Certain costs have been presented within business development costs due to their nature.